SUBSEQUENT EVENTS	2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

4. SUBSEQUENT EVENTS

The Company assessed all events from November 30, 2024, up through February 28, 2025, which is the date these CFS are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these CFS.

On January 20, 2025, SPAC entered into the Subscription Agreement with Maius, Pubco and the Investor, pursuant to which,among other things, the Investor agreed to subscribe for and purchase, and Pubco agreed to issue and sell to the Investor, 30,000 ordinary shares of Pubco, par value $0.0001 per share, at $10.00 per share in the Private Placement in connection with a financing effort related to the transactions contemplated by the BCA. The closing of the Private Placement is conditioned upon, among other things, the completed or concurrent consummation of the Transactions set forth in the BCA.

(14) Subsequent Events

The Company assessed all events from September 30, 2024, up through February 28, 2025, which is the date these CFS are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these CFS.

The Company established several new entities after the reporting period, which are as follows:

Maius Pharmaceutical Technology (Guangdong Hengqin) Co., Ltd was established on December 05, 2024, in Guangdong Hengqin, owned by Maius Pharmaceutical （MACAO）Co., Limited.

On December 9, 2024, 892 shares were issued to Wishluck Limited for RMB15,000,000 ($2,087,102).

D T Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited financial statements were issued. Other than as described in these unaudited financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited financial statements.

On October 22, 2024, the Company, Maius Pharmaceutical Co., Ltd., an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Maius”)” as said below under “Proposed Business Combination” section, Maius Pharmaceutical Group Co., Ltd., an exempted company limited by shares incorporated under the laws of the Cayman Islands (“Pubco”) incorporated for the purpose of serving as the public listed company whose shares shall be traded on The Nasdaq Stock Market LLC (“Nasdaq”), Chelsea Merger Sub 1 Limited, a Cayman Islands exempted company (“Merger Sub 1”), Chelsea Merger Sub 2 Limited, a Cayman Islands exempted company (“Merger Sub 2”), and XXW Investment Limited, a limited liability company incorporated under the laws of British Virgin Islands as Maius’ representative (the “Shareholders’ Representative”), entered into a business combination agreement (the “Business Combination Agreement”).

On January 20, 2025, the Company entered into certain Subscription Agreement (the “Subscription Agreement”) with Maius, Pubco and certain investor (the “Investor”), pursuant to which, among other things, the Investor agreed to subscribe for and purchase, and Pubco agreed to issue and sell to the Investor, 30,000 ordinary shares of Pubco, par value $0.0001 per share, at a purchase price equal to $10.00 per share in a private placement (the “Private Placement”) in connection with a financing effort related to the transactions contemplated by the Business Combination Agreement. The closing of the Private Placement is conditioned upon, among other things, the completed or concurrent consummation of the Transactions set forth in the Business Combination Agreement.

On February 22, 2025, the Company deposited $207,000 into the Trust Account in order to extend the amount of available time to complete a business combination until March 23, 2025.

For the period from October 1, 2024 through the date of these financial statements were issued, the Company borrowed an additional $59,759 from a related party which are unsecured, due on demand and non-interest bearing.

NOTE 8 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

On February 23, 2024, the Company consummated its the IPO of 6,900,000 units (the “Units”). Each Unit consists of one ordinary share (“Ordinary Share”) and one right (“Right”). Each seven Rights entitle the holder thereof to receive one Ordinary Share at the closing of a business combination. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $69,000,000.

Simultaneously with the closing of the IPO, the Company consummated the sale of 234,500 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to the Sponsor, generating gross proceeds of $2,345,000 to the Company. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.

On February 23, 2024, the Company issued 103,500 ordinary shares of a par value of $0.0001 each to Brookline Capital Markets, a division of Arcadia Securities (hereafter – the Representative Shares), at the closing of the IPO as part of representative compensation. The shares were accounted for as of February 23, 2024 and received by Brookline as of the date of filing.